UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-08637

The Pacific Corporate Group Private Equity Fund
                                                                    (Exact name of registrant as specified in charter)

                        1200 Prospect Street, Suite 200, La Jolla, California                                              92037
                                 (Address of principal executive offices)                                                    (Zip code)

                                                                                The Corporation Trust Company
                                                                                    Corporation Trust Center
                                                                                        1209 Orange Street
                                                                                 Wilmington, Delaware 19801
                                                                      (Name and address of agent for service)

Registrant's telephone number, including area code:  (858) 456-6000

Date of fiscal year end:                                                     March 31, 2011

Date of reporting period:                                                  July 1, 2009 – June 30, 2010

Item 1.                      Proxy Voting Record

During the twelve month period ended June 30, 2010, no companies in which the registrant held voting securities solicited the registrant’s vote on any matter.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Pacific Corporate Group Private Equity Fund

By:/s/  Christopher J. Bower

Christopher J. Bower
President/Principal Executive Officer

Date: August 30, 2010